Plant, Equipment, and Mine Development, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Components of plant, equipment, and mine development, net

The following table provides the components of Plant and equipment, net (dollars in thousands):

	Depreciation Life	March 31,	December 31,
	or Method	2022	2021
Leach pads	Units-of-production	$17,431	$17,431
Process equipment	5 - 15 years	17,755	17,735
Buildings and leasehold improvements	10 years	9,280	9,280
Mine equipment	5 - 7 years	6,026	6,224
Vehicles	3 - 5 years	1,454	1,454
Furniture and office equipment	7 years	330	330
Construction in progress and other		35,794	35,794
		$88,070	$88,248
Less, accumulated depreciation and amortization		(30,221)	(29,764)
Total		$57,849	$58,484

The following table provides the components of Plant, equipment, and mine development, net (dollars in thousands):

	Depreciation Life	December 31,	December 31,
	or Method	2021	2020
Leach pads	Units-of-production	$17,431	$17,432
Process equipment	5 - 15 years	17,735	16,065
Buildings and leasehold improvements	10 years	9,280	10,507
Mine equipment	5 - 7 years	6,224	5,961
Vehicles	3 - 5 years	1,454	991
Furniture and office equipment	7 years	330	322
Mine development	Units-of-production	—	756
Construction in progress and other		35,794	33,222
		$88,248	$85,256
Less, accumulated depreciation and amortization		(29,764)	(25,033)
Total		$58,484	$60,223